Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Cost of revenues	$ 32,802	$ 18,918	$ 6,751
Operating expenses:
Selling and marketing	58,178	46,836	12,603
General and administrative	34,295	19,054	5,051
Product development	156,269	64,962	24,505
Total operating expenses	250,090	130,939	42,159
Income from operations	48,710	18,145	9,021
Interest income	6,715	2,541	317
Other income	1,243	(3)	(60)
Exchange (loss) gain	49	6,294	(267)
Impairment loss on long-term investments	(2,302)	(902)	0
Change in unrealized holding loss of trading securities	(52)	(220)	0
Income tax expense	(11,379)	(10,874)	(463)
Net income attributable to Qihoo 360 Technology Co. Ltd.	46,746	15,603	8,508
Net income attributable to ordinary shareholders of Qihoo 360 Technology Co. Ltd.	46,746	14,832	5,465
Series A Preferred Stock [Member]
Operating expenses:
Net income attributable to Qihoo 360 Technology Co. Ltd.	0	203	1,855
Accretion of convertible participating redeemable preferred shares	0	203	815
Series B Preferred Stock [Member]
Operating expenses:
Net income attributable to Qihoo 360 Technology Co. Ltd.	0	313	2,156
Accretion of convertible participating redeemable preferred shares	0	313	1,250
Series C Preferred Stock [Member]
Operating expenses:
Net income attributable to Qihoo 360 Technology Co. Ltd.	0	255	978
Accretion of convertible participating redeemable preferred shares	0	255	978
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cost of revenues	4	16	0
Operating expenses:
Selling and marketing	21,289	31,473	524
General and administrative	10,815	6,788	359
Product development	21,782	12,283	3,394
Total operating expenses	53,886	50,544	4,277
Income from operations	(53,890)	(50,560)	(4,277)
Interest income	4,702	1,662	72
Other income	1,277	0	0
Exchange (loss) gain	412	6,514	(148)
Impairment loss on long-term investments	0	(666)	0
Change in unrealized holding loss of trading securities	(52)	(220)	0
Loss before income tax expense and earnings from subsidiary and VIEs	(47,551)	(43,270)	(4,353)
Income in earnings of subsidiaries and VIEs	94,639	58,873	12,861
Income before income tax expense	47,088	15,603	8,508
Income tax expense	(342)	0	0
Net income attributable to Qihoo 360 Technology Co. Ltd.	46,746	15,603	8,508
Net income attributable to ordinary shareholders of Qihoo 360 Technology Co. Ltd.	46,746	14,832	5,465
Parent Company [Member] | Series A Preferred Stock [Member]
Operating expenses:
Accretion of convertible participating redeemable preferred shares	0	203	815
Parent Company [Member] | Series B Preferred Stock [Member]
Operating expenses:
Accretion of convertible participating redeemable preferred shares	0	313	1,250
Parent Company [Member] | Series C Preferred Stock [Member]
Operating expenses:
Accretion of convertible participating redeemable preferred shares	$ 0	$ 255	$ 978